GOODWILL IN-PROCESS RESEARCH AND DEVELOPMENT (Tables)	12 Months Ended
Mar. 31, 2020
Goodwill In Process Research And Development [Abstract]
Schedule of IPR&D projects
	IMM 60	IMM 65
	iOx		Oncomer	Total
	Melanoma &	Ovarian/	Saugatuck
	Lung	Prostate	DNA
	Cancers	Cancers	Aptamers
Value assigned by Valuator as of July 23, 2018 - only SalvaRx portion (60.49% for iOx and 70% for Saugatuck)	$40,200	$24,200	$450	$64,850
Value accepted by the Company and SalvaRx	33,160	19,960	450	53,570

Gross up of the above value to 100%	54,819	32,997	643	88,459
Changes in value between July 23, 2018 and March 31, 2019	29,394		(465)	28,929
March 31, 2020 and March 31, 2019	$84,213	$32,997	$178	$117,388